AVAILABLE FOR SALE SECURITIES	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
AVAILABLE FOR SALE SECURITIES
AVAILABLE FOR SALE SECURITIES

Marketable securities held by the Company are debt securities considered to be available-for-sale securities.

(in thousands of $)	2014	2013
Amortized cost	80,743	75,657
Accumulated net unrealized (loss)/gain	(7,087)	1,268
Carrying value	73,656	76,925

The Company's investment in marketable securities consists of investments in secured notes which mature between 2016 and 2019. The net unrealized loss on available-for-sale securities included in other comprehensive income as at December 31, 2014, was $7.1 million (2013: gain $1.3 million).

The above available for sale securities consist of listed and unlisted corporate bonds with a total carrying value of $49.9 million (2013: $56.4 million) and unlisted second lien interest-bearing loan notes with carrying value $23.7 million (2013: $20.5 million). The second lien loan notes include accumulated interest receivable, have a total face value of $59.4 million (2013: $51.4 million), and were issued by Horizon Lines, LLC as part of compensation received on termination of charters (see Note 9: Gain on sale of assets and termination of charters).